Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure
Loans And Credit Facilities Amounts Outstanding
		As at December 31,
Debt instruments	Borrowers-Issuers	2016	2015

$340.0 million Credit Facility	Pegasus-Lance-Seacrown-Fareastern	285,000	305,000
$250.0 million Senior Unsecured Notes	Dynagas LNG Partners LP - Dynagas Finance Inc.	250,000	250,000
$200 Million Term Loan Facility	Navajo- Solana	187,500	133,333
Total debt		$722,500	$688,333
Less deferred financing fees		(6,064)	(8,048)
Total debt, net of deferred finance fees		$716,436	$680,285
Less current portion, net of deferred financing fees		$(31,688)	$(27,467)

Long-term portion, , net of deferred financing fees		$684,748	$652,818

Minimum Annual Principal Payments
Year ending December 31,	Amount
2017	$32,500
2018	32,500
2019	282,500
2020	170,000
2021	205,000
2022 and thereafter	—
Total long-term debt	$722,500